Organization and Nature of Operations - Summary of Financial Statement Balances and Amounts of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Nov. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 256,400		¥ 610,877		$ 36,665
Accounts receivable, net	111,670		58,180		15,969
Inventories	101,634		75,687		14,533
Prepayments and other current assets	140,922		68,298		20,151
Non-current assets:
Property and equipment, net	258,050		60,224		36,901
Investments accounted for using equity method	28,849		23,897		4,125
Intangible assets, net	2,713		2,617		388
Deferred tax assets - non-current	6,969		0		997
Other non-current assets	38,294		2,440		5,476
Total assets	1,991,533		1,584,498		284,787
Current liabilities:
Accounts payable	132,509		127,446		18,949
Contract liabilities	60,839		62,561		8,700
Current portion of long-term bank loans	9,800		10,500		1,401	¥ 10,500
Accrued expenses and current liabilities	263,439		150,196		37,671
Income taxes payable	1,820		150		260
Non-current liabilities:
Long-term bank loans	82,700		20,500		11,826
Unrecognized tax benefit	5,480		5,480		784
Total liabilities	923,191		628,684		132,016
Net revenues	417,981	$ 59,770	456,152	¥ 117,426
Net (loss) income	(276,411)	(39,527)	(230,032)	(302,341)
Net cash provided by operating activities	(179,506)	(25,668)	157,959	(88,410)
Net cash used in investing activities	(507,145)	(72,521)	(482,508)	(128,692)
Net cash (used in) provided by financing activities	337,431	48,252	701,357	195,480
Net (decrease) increase in cash and cash equivalents	(354,477)	(50,689)	382,627	(21,060)
Variable Interest Entity And Major Subsidaries [Member]
Current assets:
Cash and cash equivalents	20,719		6,866		2,963
Accounts receivable, net	6,217		6,106		889
Inventories	2,319		834		332
Prepayments and other current assets	28,495		3,924		4,075
Amounts due from the Company and its subsidiaries	79,816		86,496		11,414
Non-current assets:
Property and equipment, net	61,259		3,436		8,760
Investments accounted for using equity method	17,622		15,459		2,520
Intangible assets, net	407		371		58
Deferred tax assets - non-current	3,305		0		473
Other non-current assets	15,310		0		2,189
Total assets	235,469		123,492		33,673
Current liabilities:
Accounts payable	1,293		3,070		185
Contract liabilities	2,058		1,848		294
Current portion of long-term bank loans	2,000		2,000		286
Accrued expenses and current liabilities	39,877		31,919		5,702
Amounts due to the Company and its subsidiaries	99,244		82,179		14,192
Income taxes payable	57		0		8
Non-current liabilities:
Long-term bank loans	5,000		7,000		715
Unrecognized tax benefit	588		588		84
Total liabilities	150,117		128,604		$ 21,466
Net revenues	160,250	22,915	123,960	32,808
Net (loss) income	68,366	9,776	66,234	(5,234)
Net cash provided by operating activities	33,738	4,824	11,695	14,870
Net cash used in investing activities	(17,885)	(2,557)	(14,096)	(17,007)
Net cash (used in) provided by financing activities	(2,000)	(286)	5,154	(5,154)
Net (decrease) increase in cash and cash equivalents	13,853	1,981	2,753	(7,291)
Variable Interest Entity And Major Subsidaries [Member] | Third-party revenue [Member]
Non-current liabilities:
Net revenues	6,671	954	5,553	9,225
Variable Interest Entity And Major Subsidaries [Member] | Inter-company revenue [Member]
Non-current liabilities:
Net revenues	¥ 153,579	$ 21,961	¥ 118,407	¥ 23,583